Equity - Summary of Stock Option Activity (FY) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Jun. 30, 2018
Equity [Abstract]
Number of Underlying Stock Options, Outstanding, Beginning balance	166,477	215,052	182,717
Number of stock options, granted			42,881
Number of stock options, exercised
Number of stock options, cancelled/forfeited	(14,784)	(48,575)	(10,546)
Number of Underlying Stock Options, Outstanding, Ending balance	151,693	166,477	215,052
Number of Underlying Stock Options, Exercisable, Ending balance	151,343	166,127
Weighted average exercise price, outstanding, beginning balance	$ 60.73	$ 56.91	$ 64.40
Weighted average exercise price, granted			27.28
Weighted average exercise price, exercised
Weighted average exercise price, cancelled/forfeited		43.84	66.64
Weighted average exercise price, outstanding, ending balance		60.73	$ 56.91
Weighted average exercise price, exercisable, ending balance		$ 60.73
Weighted average remaining contractual term (years), outstanding, beginning balance		5 years 4 months 24 days	5 years 6 months
Weighted average remaining contractual term (years), outstanding, ending balance		4 years 6 months	5 years 4 months 24 days
Weighted average remaining contractual term (years), exercisable, ending balance		4 years 6 months
Aggregate intrinsic value, outstanding, beginning balance	$ 0	$ 20	$ 100
Aggregate intrinsic value, outstanding, ending balance		0	$ 20
Aggregate intrinsic value, exercisable, ending balance		$ 0